Unaudited Consolidated Statement of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Sales revenues	$ 23,407	$ 20,823	$ 46,365	$ 42,560
Cost of sales	(14,636)	(14,181)	(29,340)	(28,355)
Gross profit	8,771	6,642	17,025	14,205
Income (expenses)
Selling expenses	(1,317)	(1,209)	(2,590)	(1,969)
General and administrative expenses	(612)	(691)	(1,272)	(1,424)
Exploration costs	(162)	(187)	(298)	(281)
Research and development expenses	(164)	(171)	(317)	(278)
Other taxes	(100)	(954)	(248)	(1,046)
Other income and expenses	(1,794)	1,228	(2,186)	(11)
Loss from operation	(4,149)	(1,984)	(6,911)	(5,009)
Income before finance income, results in equity-accounted investments and income taxes	4,622	4,658	10,114	9,196
Finance income	1,275	326	1,614	623
Finance expenses	(1,483)	(2,135)	(3,287)	(4,025)
Foreign exchange gains (losses) and inflation indexation charges	(526)	(938)	(1,296)	(1,810)
Net finance income (expense)	(734)	(2,747)	(2,969)	(5,212)
Results in equity-accounted investments	86	191	244	386
Net income before income taxes	3,974	2,102	7,389	4,370
Income taxes	(1,286)	(2,014)	(2,505)	(2,751)
Net income for the period	2,688	88	4,884	1,619
Net income (loss) attributable to:
Shareholders of Petrobras	2,794	96	4,939	1,513
Non-controlling interests	(106)	(8)	(55)	106
Net income for the period	$ 2,688	$ 88	$ 4,884	$ 1,619
Basic and diluted earnings per weighted-average of common and preferred share-in U.S. dollars	$ 0.22	$ 0.01	$ 0.38	$ 0.12